INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about investments [Table Text Block]
		Accumulated
December 31, 2018	Cost	unrealized loss	Fair value
Fair value through profit or loss
Marketable securities	$1,682,327	$(1,057,768)	$624,559
Private company investments	911,477	-	911,477
Total fair value through profit or loss	2,593,804	(1,057,768)	1,536,036
Fair value through other comprehensive income
Marketable securities	910,473	(877,735)	32,738
Total investments	$3,504,277	$(1,935,503)	$1,568,774

		Accumulated
December 31, 2017	Cost	unrealized loss	Fair value
Fair value through profit or loss
Marketable securities	$2,396,251	$(1,256,804)	$1,139,447
Total fair value through profit or loss	2,396,251	(1,256,804)	1,139,447
Fair value through other comprehensive income
Marketable securities	2,287,141	(87,942)	2,199,199
Total investments	$4,683,392	$(1,344,746)	$3,338,646

		Accumulated
December 31, 2016	Cost	unrealized loss	Fair value
Fair value through profit or loss
Marketable securities	$1,641,751	$(1,378,995)	$262,756
Total fair value through profit or loss	1,641,751	(1,378,995)	262,756
Fair value through other comprehensive income
Marketable securities	910,473	(697,675)	212,798
Total investments	$2,552,224	$(2,076,670)	$475,554